AXP(R) Strategy
Aggressive
Fund
2001 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
Express(R)
Funds

(icon of) ruler

AXP Strategy Aggressive Fund seeks to provide shareholders with long-term growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Corporate Climbers
All rapidly growing companies pass through various stages. During their middle stage, they're known in the investment world as "mid-caps." Stocks of such companies, which are the main focus of this Fund, offer investors an attractive combination: the potential for above-average corporate growth without the initial risks that are inherent in brand-new businesses.

Table of Contents
2001 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                               3
From the Portfolio Manager                      3
Fund Facts                                      5
The 10 Largest Holdings                         6
Making the Most of the Fund                     7
The Fund's Long-term Performance                8
Board Members and Officers                     10
Independent Auditors' Report                   12
Financial Statements                           13
Notes to Financial Statements                  16
Investments in Securities                      24
Federal Income Tax Information                 29

AXP STRATEGY AGGRESSIVE FUND

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o  Set  financial  goals  that  extend  beyond  those  achievable   through  the
   retirement plan of your employer.
o  Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Louis Giglio
Louis Giglio
Portfolio manager

From the Portfolio Manager
A major decline by growth stocks, especially technology-related issues, took a heavy toll on the Fund's performance during the past 12 months. For the fiscal year -- April 2000 through March 2001 -- the Fund's Class A shares experienced a loss of 50.27% (excluding the sales charge).

The first five months of the period were relatively uneventful, as the stock market essentially held its own in a volatile but ultimately trendless investment environment. But by the time fall rolled around, things began to change dramatically.

ANNUAL REPORT - 2001

SELL-OFF BEGINS
Already concerned by indications that the economy might be slowing down, investors were soon greeted by reports of weakening corporate profits, as well as forecasts that more of the same could lie ahead. The concerns were particularly acute in the technology sector, where many high-flying stocks remained "priced for perfection" and therefore were extremely vulnerable to any negative news. The result was a technology-led market decline that began in September and snowballed into late December before finally leveling off.

The new year got off to an encouraging start, though, as the Federal Reserve delighted investors with a surprise interest-rate cut in early January that sparked a sharp rally. But it proved to be short-lived; February brought more bad news on the economic and profit fronts, which sent stocks into another downward spiral through March.

The Fund's performance followed a similar path during the 12 months, with technology stocks, which comprised about half of the investments at the peak, acting as the driving force. Most of the tech holdings were concentrated in the fiber optics, software, semiconductor and telecommunications equipment segments. I sold some stocks in an effort to cushion the downturn, but that had little overall effect in the rapidly deteriorating environment. Illustrating the strength of the downturn, over the period a number of leading tech stocks saw their prices cut in half and, in some cases, much more.

Looking at the rest of the portfolio, the best performance came from energy (oil and natural gas) and retailing stocks. Among other substantial areas of investment, financial services stocks were positive overall, while health care stocks provided mixed results.

Heading into the new fiscal year, I think it's important to remember that, despite periods of disappointment, persistence is the common hallmark of successful investors. As for what the near-term future may hold, I think the fact that the Federal Reserve has been cutting short-term interest rates will start to have a positive effect on the stock market and growth stocks in particular before year-end. But no matter what transpires in the months ahead, I don't expect it to alter what I continue to believe will be a rewarding environment for long-term growth investors.

Louis Giglio

AXP STRATEGY AGGRESSIVE FUND

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                   $13.43
March 31, 2000                                                   $37.03
Decrease                                                         $23.60

Distributions -- April 1, 2000 - March 31, 2001
From income                                                      $ 3.69
From long-term capital gains                                     $ 2.66
Total distributions                                              $ 6.35
Total return**                                                  -50.27%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                   $12.33
March 31, 2000                                                   $35.06
Decrease                                                         $22.73

Distributions -- April 1, 2000 - March 31, 2001
From income                                                      $ 3.69
From long-term capital gains                                     $ 2.66
Total distributions                                              $ 6.35
Total return**                                                  -50.63%

Class C -- June 26, 2000* - March 31, 2001 (All figures per share)

Net asset value (NAV)
March 31, 2001                                                   $12.33
June 26, 2000*                                                   $30.40
Decrease                                                         $18.07

Distributions -- June 26, 2000* - March 31, 2001
From income                                                      $ 3.69
From long-term capital gains                                     $ 2.66
Total distributions                                              $ 6.35
Total return**                                                  -43.07%***

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                   $13.60
March 31, 2000                                                   $37.33
Decrease                                                         $23.73

Distributions -- April 1, 2000 - March 31, 2001
From income                                                      $ 3.69
From long-term capital gains                                     $ 2.66
Total distributions                                              $ 6.35
Total return**                                                  -50.21%

  *  Inception date.
 ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
***  The total return for Class C is not annualized.

ANNUAL REPORT - 2001

The 10 Largest Holdings

                                     Percent                Value
                                 (of net assets)   (as of March 31, 2001)

Calpine                                2.89%           $54,519,300
Univision Communications Cl A          1.97             37,206,000
CIENA                                  1.87             35,381,250
Shaw Group                             1.85             35,032,500
TCF Financial                          1.75             33,066,250
King Pharmaceuticals                   1.74             32,946,374
Invitrogen                             1.64             31,072,525
Mercury Interactive                    1.63             30,765,562
Apache                                 1.59             30,072,420
Fidelity Natl Financial                1.56             29,447,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here
make up 18.49% of net assets

AXP STRATEGY AGGRESSIVE FUND

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Making the Most of the Fund
BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o  your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

ANNUAL REPORT - 2001

The Fund's Long-term Performance

           How your $10,000 has grown in AXP Strategy Aggressive Fund

$70,000

$60,000

$50,000

$40,000
                      Russell MidCap(R) Growth Index x
$30,000                  S&P MidCap 400 Index x          $26,493  x
       Lipper Mid-Cap Growth Index  x                AXP Strategy Aggressive
$20,000                                                  Fund Class B

$10,000

'91   '92    '93    '94    '95    '96    '97    '98    '99    '00   '01

(The printed version of this chart contains a line graph with four lines corresponding to the three Indexes and Fund noted above.)

Average Annual Total Returns (as of March 31, 2001)

                   1 year        5 years     10 years   Since inception
Class A            -53.13%        +8.01%         N/A       +12.12%*
Class B            -52.03%        +8.40%      +10.23%         N/A
Class C               N/A           N/A          N/A       -43.47%**
Class Y            -50.21%        +9.43%         N/A       +13.35%*

  * Inception date was March 20, 1995.
 ** Inception date was June 26, 2000.

Assumes: Holding period from 4/1/91 to 3/31/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $17,513. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, Standard & Poor's MidCap 400 Index (S&PMidCap 400 Index), Russell MidCap(R) Growth Index and Lipper Mid-Cap Growth Index. Sales charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P MidCap 400 Index, an unmanaged market-weighted index, consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

AXP STRATEGY AGGRESSIVE FUND

Russell MidCap Growth Index, an unmanaged index, measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

Lipper Mid-Cap Growth Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

ANNUAL REPORT - 2001

Board Members and Officers
Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 65 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

-------------------- -------------------- ------------------ ---------------
Name, address, age   Position held with   Principal          Other
                     Registrant and       occupations        directorships
                     length of service    during past five
                                          years
-------------------- -------------------- ------------------ ---------------
H. Brewster          Board member since   Retired chair      Merck & Co.,
Atwater, Jr. 4900    1996                 and chief          Inc.
IDS Tower                                 executive          (pharmaceuticals)
Minneapolis, MN                           officer, General
55402 Born in 1931                        Mills, Inc.
                                          (consumer foods)
-------------------- -------------------- ------------------ ---------------
Arne H. Carlson      Chair of the Board   Chair, Board
901 S. Marquette     since 1999           Services
Ave. Minneapolis,                         Corporation
MN 55402 Born in                          (provides
1934                                      administrative
                                          services to
                                          boards)  Former
                                          Governor of
                                          Minnesota
-------------------- -------------------- ------------------ ---------------
Lynne V. Cheney      Board member since   Distinguished      The Reader's
American             1994                 Fellow, AEI        Digest
Enterprise                                                   Association
Institute for                                                Inc.
Public Policy
Research (AEI)
1150 17th St.,
N.W. Washington,
D.C. 20036 Born in
1941
-------------------- -------------------- ------------------ ---------------
Livio D. DeSimone    Board member since   Retired chair of   Cargill,
30 Seventh Street    2001                 the board and      Incorporated
St. Paul, MN                              chief executive    (commodity
55101-4901 Born in                        officer,           merchants and
1936                                      Minnesota Mining   processors),
                                          and                Target
                                          Manufacturing      Corporation
                                          (3M)               (department
                                                             stores),
                                                             General
                                                             Mills, Inc.
                                                             (consumer
                                                             foods) and
                                                             Vulcan
                                                             Materials
                                                             Company
                                                             (construction
                                                             materials/
                                                             chemicals)
-------------------- -------------------- ------------------ ---------------
Ira D. Hall          Board member since   Treasurer,
Texaco, Inc. 2000    2001                 Texaco Inc.
Westchester Avenue                        since 1998.
White Plains, NY                          Prior to that,
10650 Born in 1944                        director,
                                          International
                                          Operations IBM
                                          Corp.
-------------------- -------------------- ------------------ ---------------
Heinz F. Hutter      Board member         Retired
P.O. Box 2187        since 1994           president and
Minneapolis, MN                           chief operating
55402 Born in 1929                        officer,
                                          Cargill,
                                          Incorporated
                                          (commodity
                                          merchants and
                                          processors)
-------------------- -------------------- ------------------ ---------------
Anne P. Jones 5716   Board member since   Attorney and       Motorola,
Bent Branch Rd.      1985                 telecommunications Inc.
Bethesda, MD 20816                        consultant         (electronics)
Born in 1935
-------------------- -------------------- ------------------ ---------------
William R. Pearce    Board member         RII Weyerhaeuser
2050 One Financial   since 1980           World
Plaza Minneapolis,                        Timberfund, L.P.
MN 55402 Born in                          (develops timber
1927                                      resources) -
                                          management
                                          committee;
                                          Former chair,
                                          American Express
                                          Funds
-------------------- -------------------- ------------------ ---------------

AXP STRATEGY AGGRESSIVE FUND

-------------------- -------------------- ------------------ ---------------
Name, address, age   Position held with   Principal          Other
                     Registrant and       occupations        directorships
                     length of service    during past five
                                          years
-------------------- -------------------- ------------------ ---------------
Alan K. Simpson      Board member since   Former             Biogen, Inc.
1201 Sunshine Ave.   1997                 three-term         (bio-
Cody, WY 82414                            United States      pharmaceuticals)
Born in 1931                              Senator for
                                          Wyoming
-------------------- -------------------- ------------------ ---------------
C. Angus Wurtele     Board member         Retired chair of   The Valspar
Suite 1700, Foshay   since 1994           the board and      Corporation
Tower Minneapolis,                        chief executive    (paints),
MN 55402 Born in                          officer,  The      Bemis
1934                                      Valspar            Corporation
                                          Corporation        (packaging)
-------------------- -------------------- ------------------ ---------------
Board Members Affiliated with American Express Financial Corporation
(AEFC)

-------------------- -------------------- ------------------ ---------------
Name, address, age   Position held with   Principal          Other
                     Registrant and       occupations        directorships
                     length of service    during past five
                                          years
-------------------- -------------------- ------------------ ---------------
Peter J. Anderson    Board member         Senior vice
58600 AXP            since 2000, vice     president -
Financial Center     president since      investment
Minneapolis, MN      1995                 operations and
55474 Born in 1942                        director of AEFC
-------------------- -------------------- ------------------ ---------------
David R. Hubers      Board member         Retired chief      Chronimed
50643 AXP            since 1993           executive          Inc.
Financial Center                          officer and        (specialty
Minneapolis, MN                           director and       pharmaceutical
55474 Born in 1943                        current chair of   distribution)
                                          the board of       RTW Inc.
                                          AEFC               (manages
                                                             workers
                                                             compensation
                                                             programs)
                                                             Lawson
                                                             Software,
                                                             Inc.
                                                             (technology
                                                             based
                                                             business
                                                             applications)
-------------------- -------------------- ------------------ ---------------
John R. Thomas       Board member         Senior vice
50652 AXP            since 1987,          president -
Financial Center     president  since     information and
Minneapolis, MN      1997                 technology of
55474 Born in 1937                        AEFC
-------------------- -------------------- ------------------ ---------------
The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr. Anderson, who is vice president, the Fund's other officers are:

Other Officers

-------------------- -------------------- ------------------ ---------------
Name, address, age   Position held with   Principal          Other
                     Registrant and       occupations        directorships
                     length of service    during past five
                                          years
-------------------- -------------------- ------------------ ---------------
John M. Knight       Treasurer since      Vice president
50005 AXP            1999                 -  investment
Financial Center                          accounting of
Minneapolis, MN                           AEFC
55474 Born in 1952
-------------------- -------------------- ------------------ ---------------
Leslie L. Ogg 901    Vice president,      President of
S. Marquette Ave.    general counsel      Board Services
Minneapolis, MN      and secretary        Corporation
55402  Born in 1938  since 1978
-------------------- -------------------- ------------------ ---------------
Frederick C.         Vice president       Senior vice
Quirsfeld 53609      since 1998           president -
AXP Financial                             fixed income and
Center                                    director of AEFC
Minneapolis, MN
55474 Born in 1947
-------------------- -------------------- ------------------ ---------------
The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

ANNUAL REPORT - 2001

The  financial   statements   contained  in  Post-Effective   Amendment  #42  to
Registration Statement No. 2-89288 filed on or about May 29, 2001, are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Strategy Aggressive Fund
Fiscal year ended March 31, 2001

Class A

Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                  Per share
Dec. 21, 2000                                                  $3.68564

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 21, 2000                                                  $2.66355
Total distributions                                            $6.34919

The distribution of $6.34919 per share, payable Dec. 21, 2000, consisted of $3.68564 from net short-term capital gains and $2.66355 from net long-term capital gains.

Class B

Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                  Per share
Dec. 21, 2000                                                  $3.68564

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 21, 2000                                                  $2.66355
Total distributions                                            $6.34919

The distribution of $6.34919 per share, payable Dec. 21, 2000, consisted of $3.68564 from net short-term capital gains and $2.66355 from net long-term capital gains.

ANNUAL REPORT - 2001

Class C

Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                  Per share
Dec. 21, 2000                                                  $3.68564

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 21, 2000                                                  $2.66355
Total distributions                                            $6.34919

The distribution of $6.34919 per share, payable Dec. 21, 2000, consisted of $3.68564 from net short-term capital gains and $2.66355 from net long-term capital gains.

Class Y

Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                  Per share
Dec. 21, 2000                                                  $3.68564

Capital gain distribution taxable as long-term capital gain.

Payable date                                                  Per share
Dec. 21, 2000                                                  $2.66355
Total distributions                                            $6.34919

The distribution of $6.34919 per share, payable Dec. 21, 2000, consisted of $3.68564 from net short-term capital gains and $2.66355 from net long-term capital gains.

AXP STRATEGY AGGRESSIVE FUND

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

AXP Strategy Aggressive Fund
70100 AXP Financial Center
Minneapolis, MN 55474

Ticker Symbol
Class A: ISAAX      Class B: INAGX
Class C: N/A        Class Y: ASAYX

S-6381 L (5/01)

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.